Condensed Consolidated Statements of Comprehensive Income (Unaudited) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Details
Net Income (Loss)	$ 9,115,639	$ 10,771,175	$ 15,179,545	$ 21,899,554
Net changes related to available-for-sale securities
Unrealized gains (losses) during period	(17,153,420)	1,474,110	(40,371,114)	(1,677,578)
Income tax (provision)/benefit	3,583,689	(317,859)	8,469,914	360,956
Net unrealized (losses) gains	(13,569,731)	1,156,251	(31,901,200)	(1,316,622)
Reclassification of (gains)/losses to Net Income (Loss)	84,647	(30,552)	204,458	367,907
Other Comprehensive Income (Loss)	(13,654,378)	1,186,803	(32,105,658)	(1,684,529)
Total Comprehensive Income	$ (4,538,739)	$ 11,957,978	$ (16,926,113)	$ 20,215,025